8. Recoverable indirect taxes, charges and contributions (Tables)	12 Months Ended
Dec. 31, 2020
Indirect Taxes, Charges And Contributions Recoverable [Abstract]
Schedule of recoverable indirect taxes, fees and contributions
	2020	2019

Recoverable indirect taxes, fees and contributions	1,230,801	1,243,633

ICMS	1,188,018	1,201,502
Other	42,783	42,131

Current portion	(374,015)	(420,284)
Non-current portion	856,786	823,349